FINANCIAL RISK MANAGEMENT - Market risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Nature And Extent of Risks Arising From Financial Instruments
Gains (losses) on change in fair value of derivatives	$ 377	$ 0
Currency risk
Nature And Extent of Risks Arising From Financial Instruments
Reasonable possible increase (as a percent)	10.00%
Reasonable possible (decrease) (as a percent)	10.00%
Currency risk | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	$ (5,869,000)
Increase (decrease) due to reasonably possible decrease	5,869,000
Currency risk | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	1,943,000
Increase (decrease) due to reasonably possible decrease	(1,943,000)
Currency risk | Receivables and other, excluding trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	178,000
Increase (decrease) due to reasonably possible decrease	(178,000)
Currency risk | Restricted cash
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	5,000
Increase (decrease) due to reasonably possible decrease	(5,000)
Interest rate risk | Loan facility
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	(315,000)
Increase (decrease) due to reasonably possible decrease	315,000
Interest rate risk | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	917,000
Increase (decrease) due to reasonably possible decrease	$ (917,000)
Commodity price risk
Nature And Extent of Risks Arising From Financial Instruments
Reasonable possible increase (as a percent)	10.00%
Reasonable possible (decrease) (as a percent)	10.00%
Commodity price risk | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Increase (decrease) due to reasonably possible increase	$ 9,677,000
Increase (decrease) due to reasonably possible decrease	$ (9,677,000)